Total
UBS Liquid Assets Government Fund
UBS Liquid Assets Government Fund
Investment objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

UBS Financial Services Inc. may charge other account fees for certain other features offered through its programs. Please contact your Financial Advisor for more information, including the timing of the assessment of any applicable fee to your account. Certain types of accounts are not subject to the above referenced program fees.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Liquid Assets Government Fund UBS Liquid Assets Government Fund USD ($)
Maximum front-end sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
UBS Financial Services Inc. IRA-RMA Program	$ 175
UBS Financial Services Inc. IRA Program	$ 100

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Liquid Assets Government Fund UBS Liquid Assets Government Fund
Management fees	0.03%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.07%	[1]
[1]	Under its agreement with UBS Asset Management (Americas) Inc. ("UBS AM"), the fund reimburses UBS AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management fees" above. The fund also reimburses UBS AM for its direct costs and expenses in administering the fund. UBS AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
UBS Liquid Assets Government Fund | UBS Liquid Assets Government Fund | USD ($)	7	23	40	90

This example does not reflect the above referenced program fees.
Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. By operating as a government money market fund, the fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the fund’s board may elect to subject the fund to liquidity fee and gate requirements in the future, the board has not elected to do so at this time. Many US government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or minimize the volatility of the fund’s net asset value per share.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Prior to April 15, 2016, the fund was named UBS Liquid Assets Fund, and the fund operated under certain different investment policies. The fund’s preceding historical performance does not represent its current investment policies.

UBS Liquid Assets Government Fund Annual Total Returns Total return

Total return January 1 to June 30, 2020: 0.43% Best quarter during years shown—2Q 2019: 0.60% Worst quarters during years shown—3Q 2013: 1Q, 2Q, 3Q, & 4Q 2014; 1Q & 2Q 2015: 0.02%
Average annual total returns (for the periods ended December 31, 2019)
Updated performance information is available by contacting your Financial Advisor at UBS Financial Services Inc. or by calling 1-888-793 8637 (Option #1).
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS Liquid Assets Government Fund | UBS Liquid Assets Government Fund	2.17%	1.06%	0.60%